Other operating income, net (Details) - Schedule of other operating income, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net		$ 559	$ 1,161	$ 118
Grant subsidies – The Netherlands [Member]
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net	[1]	5	382	0
Grant subsidies – USA [Member]
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net		0	659	0
Fair value adjustments [Member]
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net		515	176	118
Other operating income [Member]
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net		39	53	0
Other operating expenses [Member]
Other operating income, net (Details) - Schedule of other operating income, net [Line Items]
Other operating income (expense), net		$ 0	$ (109)	$ 0

[1]	2020 grant income of $88,000 is classified under “Royalties and other revenues”